Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Compensation and benefits expenses

	Year Ended December 31,
($000s)	2022	2021	2020
Salary, payroll tax, benefits, other	$17,389	$18,197	$14,917
Share-based compensation	1,824	2,910	2,755
Total	$19,213	$21,107	$17,672

Disclosure of detailed information about number of employees and individual contractors by the function

	December 31, 2022		December 31, 2021		December 31, 2020
	Employees	Contractors	Employees	Contractors	Employees	Contractors
Research and development	64	6	77	8	75	6
Marketing and sales	6	9	6	9	6	5
General and administrative	5	2	8	1	7	1
Supply chain and distribution	7	-	2	—	2	—
Total staff	82	17	93	18	90	12

Summary of compensation of key management

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Compensation and short-term benefits	$1,362	$1,425	$906
Medical and similar benefits, contributions to pension schemes	62	73	66
Share-based compensation	271	443	449
Total compensation of key management	$1,695	$1,941	$1,421

Summary of subscription rights to shares held by key management under the subscription rights incentive plans

Key management held the following subscription rights to Ordinary Shares under the subscription rights incentive plans with the following expiration dates and exercise prices:

			Number outstanding as of December 31,
Grant Date	Expiration Date	Exercise Price (NOK)	2022	2021	2020
August 14, 2019	May 9, 2024	1.65	327,800	327,800	2,327,800
February 26, 2020	May 9, 2024	1.11	5,000,000	5,000,000	5,000,000
June 17, 2020	May 15, 2025	1.71	1,125,000	1,125,000	1,125,000
April 20, 2021	May 15, 2025	2.71		2,750,000
June 3, 2021	May 12, 2026	2.38	2,000,000	2,000,000
August 11, 2021	May 12, 2026	2.40	1,420,700	1,668,100
March 23, 2022	May 12, 2026	2.08	836,900
August 10, 2022	May 12, 2027	1.18	1,631,000
Total			12,341,400	12,870,900	8,452,800